CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details) - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Three largest receivable balances	72.90%	72.90%
Customer A [Member]
Three largest receivable balances	54.90%	47.90%
Customer B [Member]
Three largest receivable balances	9.00%	13.00%
Customer C [Member]
Three largest receivable balances	9.00%	12.00%